BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
a series of the Brandes Investment Trust

Supplement dated October 2, 2007
to the Statement of Additional Information dated January 29, 2007

As a result of the recent merger of Investors Bank & Trust Company, the Fund’s Custodian and Transfer and Dividend Disbursing Agent, and State Street Bank and Trust Company, all references to Investors Bank & Trust Company should be replaced with State Street Bank and Trust Company.

Within the section “Other Services Provided,” please replace the first paragraph in its entirety on page B-37 of the Statement of Additional Information with the following:

The Trust’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, is responsible for holding the Fund’s assets and also acts as the Fund’s accounting services agent.  State Street Bank and Trust Company acts as the Fund’s transfer and dividend disbursing agent.

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SEPARATELY MANAGED ACCOUNT RESERVE TRUST
a series of the Brandes Investment Trust

Supplement dated October 2, 2007
to the Statement of Additional Information dated January 29, 2007

As a result of the recent merger of Investors Bank & Trust Company, the Fund’s Custodian and Transfer and Dividend Disbursing Agent, and State Street Bank and Trust Company, all references to Investors Bank & Trust Company should be replaced with State Street Bank and Trust Company.

Within the section “Other Service Agreements,” please replace the first paragraph in its entirety on page B-58 of the Statement of Additional Information with the following:

The Trust’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, is responsible for holding the Fund’s assets and also acts as the Fund’s accounting services agent.  State Street Bank and Trust Company acts as the Fund’s transfer and dividend disbursing agent.

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Please retain this Supplement with your Statements of Additional Information for future reference.